UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ]is  a  restatement.
                                                [ ]adds  new  holdings
                                                   entries.
Institutional Investment Manager Filing this Report:

Name:      Howard Capital Management
           ------------------------------------------
Address:   45 Rockefeller Plaza, Suite 1440
           New York, NY, 10111
           ------------------------------------------

Form  13F  File  Number:  28-
                             ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Jason Kaplan
        -------------------------
Title:  Vice President
        -------------------------
Phone:  310-473-9100
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Jason Kaplan                     New York, NY                     9/13/2001
----------------                     ------------                     ----------
  [Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________

28-____________   ________________________________________

28-____________   ________________________________________

         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report  Summary: 5
Number of Other Included Managers:                      0
                                              -----------

Form  13F  Information  Table  Entry  Total:           72
                                              -----------

Form  13F  Information  Table  Value  Total:  $   217,772
                                              -----------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ----- ------ ------
ABBOTT LABORATORIES            COM              002824100     1306   27200 SH       Sole                 0      0  27200
AMERICAN EXPRESS               COM              025816109      808   20820 SH       Sole                 0      0  20820
AMERICAN HOME PRODUCTS         COM              026609107     3845   65800 SH       Sole             10000  30000  25800
AMERICAN INT'L GROUP           COM              026874107    10672  124092 SH       Sole              3000   1548 118744
AOL TIME WARNER                COM              00184A105      373    7045 SH       Sole                 0      0   6595
APPLERA CORP-APPLIED BIOSYTEMS COM              038020103      460   17200 SH       Sole                 0      0  17200
APPLERA CORP-CELERA GENOMICS   COM              038020202     8489  214035 SH       Sole             10000  49950 152985
APPLIED MATERIALS              COM              038222105      314    6400 SH       Sole                 0      0   6400
ARMOR HOLDINGS INC.            COM              042260109     5271  351400 SH       Sole                 0   4300 346200
BANKAMERICA CORP               COM              060505104     3975   66211 SH       Sole             10000  44000  12211
BEA SYSTEMS                    COM              073325102      912   29700 SH       Sole              5500  15000   9200
BOEING                         COM              097023105      695   12500 SH       Sole                 0      0  12100
BP AMOCO PLC - SPONS ADR       COM              055622104      675   13549 SH       Sole                 0      0  13549
BRISTOL-MYERS SQUIBB           COM              110122108     3408   65166 SH       Sole                 0      0  65166
BROADCOM CORP - CL A           COM              111320107     1869   43700 SH       Sole              8900  24000  10800
CHARLES SCHWAB                 COM              808513105     2918  190736 SH       Sole                 0   2175 187461
CHEVRON                        COM              166751107      561    6196 SH       Sole                 0      0   6196
CISCO SYSTEMS                  COM              17275R102     3589  197186 SH       Sole                 0      0 196186
CITIGROUP                      COM              172967101     8794  166429 SH       Sole              8900  21000 135329
CLOROX CORP                    COM              189054109      745   22000 SH       Sole                 0      0  22000
COCA COLA                      COM              191216100     5010  111329 SH       Sole                 0   1550 108579
COMCAST -SPEC. CL A            COM              200300200     8404  193635 SH       Sole                 0   3150 188885
DEERE                          COM              244199105      421   11118 SH       Sole                 0      0  11118
DISNEY WALT                    COM              254687106     2225   77008 SH       Sole                 0      0  77008
DOW CHEMICAL                   COM              260543103      294    8853 SH       Sole                 0      0   8853
DU PONT                        COM              263534109      116    2400 SH       Sole                 0      0   2400
EMC CORP-MASS                  COM              268648102     1121   38600 SH       Sole              7600  21000  10000
EMERSON ELECTRIC               COM              291011104      486    8026 SH       Sole                 0      0   8026
ENRON                          COM              293561106      262    5328 SH       Sole                 0      0   5328
EQUITABLE RESOURCES            COM              294549100      390   11700 SH       Sole                 0      0  11700
EXXON MOBIL                    COM              30231g102     6937   79419 SH       Sole                 0      0  79019
GENERAL ELECTRIC               COM              369604103    17526  359500 SH       Sole                 0   2400 355800
GENERAL MILLS                  COM              370334104      420    9600 SH       Sole                 0      0   9600
GENERAL MOTORS                 COM              370442105     3001   46642 SH       Sole             11000   8000  27042
GILLETTE                       COM              375766102      673   23200 SH       Sole                 0      0  23200
GLAXO WELLCOME PLC-SPONSORED A COM              37733W105      292    5200 SH       Sole                 0      0   5200
HEWLETT PACKARD CO             COM              428236103     5452  190640 SH       Sole             13000  35100 141240
HOME DEPOT                     COM              437076102     7938  170525 SH       Sole                 0   1550 167875
HONEYWELL INTERNATIONAL        COM              019512102     4019  114850 SH       Sole             10000  31050  73500
INTEL                          COM              458140100     7227  247070 SH       Sole             11600   2420 231550
INTERNATIONAL BUSINESS MACHINE COM              459200101     2246   19874 SH       Sole                 0      0  19374
JOHNSON & JOHNSON              COM              478160104     1907   38144 SH       Sole                 0      0  37344
JP MORGAN CHASE & CO           COM              46625H100    11415  255939 SH       Sole             10000  27850 216794
LANGER BIOMECHANICS GROUP      COM              515707107      182   49180 SH       Sole                 0      0  49180
LILLY ELI                      COM              532457108      237    3200 SH       Sole                 0      0   3200
LUCENT TECHNOLOGIES            COM              549463107      294   47416 SH       Sole             13000      0  34416
MCDONALDS                      COM              580135101      966   35700 SH       Sole                 0      0  35700
MERCK                          COM              589331107    13455  210528 SH       Sole              8500   2000 199128
MICROSOFT                      COM              594918104     5533   75790 SH       Sole                 0      0  75390
MINNESOTA MINING & MANUFACTURI COM              604059105     8047   70525 SH       Sole                 0   1200  68725
MOTOROLA                       COM              620076109      348   21033 SH       Sole                 0      0  21033
NASDAQ - 100 SHARES            COM              631100104     3016   66000 SH       Sole             14000  44000   8000
NAVISTAR INTERNATIONAL         COM              63934E108      388   13800 SH       Sole                 0      0  13800
NEXTEL COMMUNICATIONS          COM              65332V103     4132  236140 SH       Sole              4000   3700 226540
PEPSICO                        COM              713448108      774   17500 SH       Sole                 0      0  17500
PFIZER                         COM              717081103     3722   92935 SH       Sole                 0      0  92135
PHARMACIA CORP                 COM              71713u102     2357   51300 SH       Sole              8900  25000  17400
PHILIP MORRIS                  COM              718154107     1776   35004 SH       Sole                 0      0  35004
PROCTER & GAMBLE               COM              742718109      268    4200 SH       Sole                 0      0   4200
ROYAL DUTCH PETROLEUM          COM              780257804      482    8272 SH       Sole                 0      0   8272
SANDISK CORP                   COM              80004C101     1863   66800 SH       Sole             15000  38000  13800
SBC COMMUNICATIONS             COM              78387G103      599   14960 SH       Sole                 0      0  14960
SCHERING PLOUGH                COM              806605101      845   23328 SH       Sole                 0      0  23328
SEALED AIR NEW                 COM              81211K100      551   14800 SH       Sole                 0      0  14800
SYSCO                          COM              871829107      296   10890 SH       Sole                 0      0  10890
TEXAS INSTRUMENTS              COM              882508104     1881   59700 SH       Sole             13000  30000  16700
UNITED TECHNOLOGIES            COM              913017109    11322  154550 SH       Sole             10000  31700 112050
VALUE LINE INC.                COM              920437100     4188   99200 SH       Sole                 0   1200  97600
VERIZON COMMUNICATIONS         COM              92343v104      575   10750 SH       Sole                 0      0  10750
VIACOM CLASS B                 COM              925524308      469    9061 SH       Sole                 0      0   9061
VODAFONE GROUP PLC             COM              92857T107     1218   54500 SH       Sole             11000  27000  16500
WAL-MART STORES                COM              931142103      527   10800 SH       Sole                 0      0  10800